..........................
                                                             OMB Approval
                                                      ..........................
                                                      ..........................

                                                      OMB Number:      3235-0006
                                                      Expires: December 31, 2009
                                                      Estimated  average  burden
                                                      hours per response....22.6
                                                      ..........................


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: September 30, 2008

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                         Greywolf Capital Management LP
                        4 Manhattanville Road, Suite 201
                            Purchase, New York 10577

                         Form 13F File Number: 28-11771

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                Jonathan Savitz,
                               managing member of
                  The General Partner of the Reporting Manager
                                 (914) 251-8200





                              /s/ Jonathan Savitz
                            _________________________
                               Purchase, New York
                                November 14, 2008



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       22

                    Form 13 F Information Table Value Total:

                              $379,513 (thousands)

List of Other Included Managers:

          Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-11776
Name: Greywolf Advisors LLC

FORM 13F INFORMATION TABLE

Column 1                      Column 2                Column 3    Column 4   Column 5               Col 6    Col 7  Col 8
                                                                  VALUE      SHARES/     SH/  PUT/  INVSTMT  OTHER  VOTING    AUTH
NAME OF ISSUER                TITLE OF CLASS          CUSIP       (x $1000)  PRN AMT($)  PRN  CALL  DSCRETN  MNGRS  SOLE      SHARED
------------------------------------------------------------------------------------------------------------------------------------
ARBINET THEXCHANGE INC        COM                     03875P100     4,231     1,549,839   SH         OTHER    1     1,549,839
COMMERCIAL METALS CO          COM                     201723103     1,415        83,800   SH         OTHER    1        83,800
CRYSTALLEX INTL CORP          COM                     22942F101     9,706    12,140,431   SH         OTHER    1    12,140,431
DDI CORP                      COM 0.0001 NEW          233162502     6,103     1,173,675   SH         OTHER    1     1,173,675
GOLD RESV INC                 NOTE 5.500% 6/1         38068NAB4     9,852    30,550,000  PRN         OTHER    1    30,550,000
HANGER ORTHOPEDIC GROUP INC   COM NEW                 41043F208    20,250     1,160,461   SH         OTHER    1     1,160,461
IPCS INC                      COM NEW                 44980Y305    36,496     1,638,769   SH         OTHER    1     1,638,769
ISHARES TR                    RUSSELL 2000            464287655    68,000     1,000,000   SH  PUT    OTHER    1
ISHARES TR                    RUSSELL 2000            464287655    88,400     1,300,000   SH         OTHER    1     1,300,000
NAVIOS MARITIME ACQUIS CORP   SHS ADDED               Y62159101     3,173       361,000   SH         OTHER    1       361,000
NAVIOS MARITIME ACQUIS CORP   *W EXP 06/25/201 ADDED  Y62159119       200       500,000   SH         OTHER    1
NAVIOS MARITIME HOLDINGS INC  *W EXP 12/09/200        Y62196111     1,364     1,515,000   SH         OTHER    1
NAVIOS MARITIME HOLDINGS INC  COM                     Y62196103    18,175     3,556,715   SH         OTHER    1     3,556,715
NAVIOS MARITIME ACQUIS CORP   UNIT 99/99/9999         Y62159127       157        17,000   SH         OTHER    1        17,000
NAVISTAR INTL CORP            NEW COM ADDED           63934E108    30,449       561,996   SH         OTHER    1       561,996
NUCOR CORP                    COM                     670346105    10,468       265,000   SH         OTHER    1       265,000
PARTICLE DRILLING TECHNOLOGI  COM                     70212G101       749     3,706,962   SH         OTHER    1     3,706,962
PINNACLE AIRL CORP            NOTE 3.25% 2/1          723443AB3    32,999    47,825,000  PRN         OTHER    1    47,825,000
PROTECTION ONE INC            COM NEW                 743663403     8,913     1,011,653   SH         OTHER    1     1,011,653
TJX COS INC                   NEW                     872540AL3     5,341       175,000   SH  PUT    OTHER    1
VONAGE HLDGS CORP             COM                     92886T201    10,821    10,713,543   SH         OTHER    1    10,713,543
WACHOVIA CORP                 NEW COM                 929903102    12,251     3,500,400   SH         OTHER    1     3,500,400